Note 8 - Property and Equipment	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
8.	Property and equipment:

(thousands of Canadian dollars)
	2021	2020

Cost	$16,884	$16,505
Accumulated amortization	(9,809)	(9,074)

	$7,075	$7,431

None of the Bank’s property and equipment is subject to title restrictions, nor is any pledged as security for any of the Bank’s liabilities. Total amortization expense recorded for property and equipment for the year ended October 31, 2021 totalled $735,000 (2020 - $724,000).